RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Expenses incurred and paid		$ 4,270,713	$ 1,809,484
Administrative support agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 30,000
Expenses incurred and paid			360,000
Administrative service agreement
RELATED PARTY TRANSACTIONS
Expenses incurred and paid		360,000
Related party loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 10.00
Outstanding balance of loan		$ 0	$ 0